Related Party Transactions - Schedule of Related Party Payables (Details) (10-K) - USD ($)		Sep. 30, 2020		Mar. 31, 2020		Mar. 31, 2019
Related Party Transactions [Abstract]
Short-term advances		$ 489,850	[1]	$ 876,427	[1]	$ 440,489	[2]
Short-term Promissory Note entered into on 8/17/18	[3]					105,000
Promissory Note entered into on 1/30/20		1,133,333	[4]	1,033,333	[5]		[5]
Accounts payable - related party		30,000	[6]	55,000	[7]		[7]
Total related party payable		$ 1,766,400		$ 1,964,760		$ 545,489

[1]	We periodically receive advances for operating funds from our current majority shareholders and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand and are unsecured. During the six months ended September 30, 2020, we received $2,338,137 in cash proceeds from advances, incurred $50,000 in interest expense on the advances, and repaid related parties $2,816,713. Also during the six months ended September 30, 2020 there was a change in senior management therefore $26,001 due to a former member of the senior management team was reclassified from a related party payable to debt on our balance sheet (see NOTE 6).
[2]	We periodically receive advances for operating funds from our current majority shareholders, officers, directors and other related parties, including entities that are owned, controlled, or influenced by our owners or management. These advances are due on demand, generally have no set interest rates associated with them, and are unsecured. During the year ended March 31, 2020, we received $2,484,979 in cash proceeds from advances, incurred $769,999 in interest, and repaid related parties a total of $1,292,160. Also during the year ended March 31, 2020 we settled $1,880 of amounts that were recorded as due prior to March 31, 2018, settled $100,000 by issuing APEX units, and settled $500,000 with the issuance of common stock.
[3]	A member of the senior management team advanced funds of $100,000 on August 17, 2018, under a short-term promissory note due to be repaid on August 31, 2018. On August 31, 2018 the note was amended to be due on demand or, in absence of a demand, due on August 31, 2019. The note had a fixed interest payment of $5,000, which was recorded as interest expense in the statement of operations during the year ended March 31, 2019. During the year ended March 31, 2020 we made repayments of $105,000 on the note.
[4]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the six months ended September 30, 2020 we recognized $100,000 of interest expense on the note.
[5]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the year ended March 31, 2020 we recognized $33,333 of interest expense on the note.
[6]	During the six months ended September 30, 2020 we paid $25,000 to an accounting firm owned by our Chief Financial Officer to reduce amounts previously owed. We also incurred $68,000 to reimburse DBR Capital, LLC, for amounts paid on our behalf. The entire amount was repaid during the six months ended September 30, 2020.
[7]	During the year ended March 31, 2020 we entered into an employment agreement with Jayme McWidener as our Chief Financial Officer. At the date we entered into the employment agreement we owed her firm, Mac Accounting Group, LLP, $75,000, which was reclassified as a related party accounts payable balance on our balance sheet. We made repayments on the liability of $20,000 since the date we entered into the employment agreement.